Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Schedule of Group's share-based compensation expense

	Year Ended December 31,
	(Amounts in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Share options	18,081	24,195	1,883	265
Non-vested restricted share awards	32,956	18,105	9,647	1,359
Total share-based compensation	51,037	42,300	11,530	1,624

Schedule of Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted

	2023
Average risk-free rate of return	4.4%
Weighted average expected option life	7.85	years
Estimated volatility	47.5%
Average dividend yield	4.7%

Schedule of summarizes option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2023	925,473	310.49	8.4	8,379
Granted	25,000	181.05
Exercised	(15)	206.32
Forfeited or expired	(240,564)	406.89
Cancellation due to the Modification	(669,899)	268.49
Outstanding as of December 31, 2023	39,995	353.35	6.2	—
Exercisable as of December 31, 2023	19,709	348.96	4.1	—

Schedule of summary of non-vested restricted share activity

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2023	89,855	300.59
Granted	228,297	195.62
Vested	(150,897)	215.93
Forfeited	(76,905)	435.76
Non-vested as of December 31, 2023	90,350	196.65